SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Operating Leases
Operating Leases, Remainder of 2024	$ 400
Operating Leases, 2025	665
Operating Leases, 2026	625
Operating Leases, 2027	591
Operating Leases, 2028	179
Operating Leases, Thereafter	1,123
Operating Leases, Total lease payments	3,583
Operating Leases, Less: Interest	(869)
Operating Leases, Present value of lease liabilities	2,714
Finance Leases
Finance Leases, Remainder of 2024	506
Finance Leases, 2025	497
Finance Leases, 2026	98
Finance Leases, 2027	68
Finance Leases, 2028	26
Finance Leases, Thereafter
Finance Leases, Total lease payments	1,195
Finance Leases, Less: Interest	(45)
Finance Leases, Present value of lease liabilities	$ 1,150